Other income and gains	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Other income and gains
4.	Other income and gains

	2025	2025	2024	2023
	US$	HK$	HK$	HK$

Interest income	62,215	484,236	682,409	515,980
Government grants (Note a)	92,604	720,763	14,336	-
Foreign exchange gain, net	97	753	-	28,394
Rebate income	1,092	8,500	34,159	-
Rental income	134,827	1,049,405	648,509	96,000
Reversal of provision for reinstatement costs	-	-	70,000	-
Sponsorship income	8,568	66,688	495,131	78,888
Sundry income (Note b)	103,755	807,558	630,988	472,262

	403,158	3,137,903	2,575,532	1,191,524

Note:

a)	The government grants mainly represent subsidies granted from Technology Voucher Programme for the years. All conditions of the government grants have been satisfied.

b)	Sundry income mainly include reimbursement of medical expenses on occupational injury and other miscellaneous income, which individually are not material to the Group.